PUBLIC OFFERING (Details Narrative) - USD ($)								1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 03, 2024	Jul. 03, 2024	Jun. 27, 2024	Jan. 11, 2024	Jan. 09, 2024	Jan. 11, 2023	Jan. 14, 2021	Jan. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share issued price per shares (in Dollars per share)							$ 10.00						$ 10.00
Exercisable notice period							30 days
Public offering expire							5 years						5 years
Redemption price per warrant											1.00%		1.00%
Trading days period													20 days
Ending trading period													30 days
Underwriting discount percentage											2.00%		2.00%
Underwriting unit price											$ 6,000,000		$ 6,000,000
Deferred underwriting percentage											3.50%		3.50%
Underwriter cash discount									$ 10,500,000		$ 10,500,000		$ 10,500,000
Aggregate redemption amount						$ 265,050,166
Number of warrants issued								4,344,714			4,977,576
Redeemed carrying amount						$ 130,000						$ 130,000	$ 130,000
Accretion in value of Class A ordinary shares subject to possible redemption									$ (215,000)	$ (921,000)	$ (488,000)	$ (2,292,000)
Stock redeemed, shares											3,797,169	26,068,281	26,068,281	26,068,281
Subsequent Event [Member]
Contingent redeemable warrants				356,189
Ordinary shares exercise				2,137,134
2024 Extension Meeting [Member] | Subsequent Event [Member]
Temporary equity, redemption price per share				$ 11.05
Ordinary shares exercised				$ 2,137,134
Accretion in value of Class A ordinary shares subject to possible redemption				$ 23,615,331
Stock redeemed, shares				2,137,134
Redeemable Warrant [Member]
Before the company sending notice period													third
Warrant [Member]
Number of warrants issued						4,344,714
IPO [Member]
Number of units issued							30,000,000
Over-Allotment Option [Member]
Underwriters option period							45 days
Number of units issued							2,500,000
Common Class A [Member]
Share of ordinary share													23,615,000
Stock price trigger for redemption of public warrants											$ 18.00		$ 18.00
Trading days period											20 days
Ending trading period											30 days
Temporary equity, redemption price per share									$ 11.38		$ 11.38		$ 11.12	$ 10.16
Aggregate redemption amount			$ 18,893,209		$ 23,615,000
Ordinary shares exercise								26,068,281
Stock redeemed, shares								26,068,281					2,137,134
Common Class A [Member] | 2024 Extension Meeting [Member]
Temporary equity, redemption price per share					$ 11.05
Accretion in value of Class A ordinary shares subject to possible redemption					$ 23,615,331
Contingent redeemable warrants					356,189
Stock redeemed, shares					2,137,134
Common Class A [Member] | Shareholder Meeting [Member]
Temporary equity, redemption price per share			$ 11.38
Accretion in value of Class A ordinary shares subject to possible redemption			$ 18,893,209
Contingent redeemable warrants			276,673
Stock redeemed, shares			1,660,035
Common Class A [Member] | Subsequent Event [Member]
Temporary equity, redemption price per share					$ 11.05
Ordinary shares exercised					$ 2,137,134
Accretion in value of Class A ordinary shares subject to possible redemption					$ 23,615,331
Stock redeemed, shares	137,427	2,877
Common Class A [Member] | 2023 Extension Amendment Proposal [Member]
Ordinary shares exercised						26,068,281							26,068,281
Temporary equity, redemption price per share			$ 11.38		$ 11.05	$ 10.167							$ 10.167
Aggregate redemption amount					$ 23,615,000
Stock redeemed, shares			1,660,035		2,137,134	26,068,281							26,068,281
Common Class A [Member] | Revision of Prior Period, Adjustment [Member]
Stock price trigger for redemption of public warrants											$ 18.00		$ 18.00
Common Class A [Member] | Redeemable Warrant [Member]
Before the company sending notice period											third
Redemption price per public warrant									$ 0.10		$ 0.10		0.10
Common Class A [Member] | Warrant [Member] | 2023 Extension Amendment Proposal [Member]
Ordinary shares exercised						26,068,281
Common Class A [Member] | IPO [Member]
Share of ordinary share							30,000,000				30,000,000
Warrant [Member]
Stock price trigger for redemption of public warrants											$ 10.00		$ 10.00